Transactions with Related Parties - Additional Information (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Mar. 03, 2020	Mar. 31, 2017	Jul. 10, 2020	Jun. 30, 2020	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Sep. 30, 2020	Jan. 01, 2020	Feb. 01, 2019
Proceeds From Related Party Debt						$ 50,000	$ 0	$ 0
Due from affiliate, current						243	14,614
Due from affiliate, non current						0	5,328
Due to affiliate, current						27,114	6,353
Due to affiliate						129,227	130,538
Due to affiliate, non current						0	5,000
Deferred gain recognized in Statement of Comprehensive Income						(1,293)	(9,185)	(80,205)
Loan receivable from affiliate companies						0	24,495
Current portion of long-term debt						374,191	50,110
Accrued interest						55,650	35,926
Repayment of loans payable to affiliate companies						(50,000)	(13,420)	0
Current portion of loans payable to affiliate companies						26,595	24,715
Outstanding balance						1,612,718	1,581,756
Impairment of loan receivable from affiliate company						6,050	0	0
Dividends declared						12,256
Net liabilities included in sale price						$ 4,378	0	0
Navios Gem
Year Built						2014
Vessel Capacity						181,336 dwt
Navios Victory
Year Built						2014
Vessel Capacity						77,095 dwt
Navios Victory and Navios Gem
Vessel sale price										$ 51,000
Net liabilities included in sale price						$ 4,378
Navios Partners
Due to affiliate						5,000	5,000
Due to affiliate, non current						0	5,000
Unamortized deferred gain for vessels and rights sold											$ 6,285
Deferred gain recognized in Statement of Comprehensive Income						0	1,842	1,828
Navios Acquisition
Due from affiliate, current						$ 243	1,460
Navios Midstream
Description of the option to acquire Navios Midstream						Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2020, Navios Holdings had not exercised any part of that option.
NSM
Due from affiliate, non current						$ 0	5,328
Due to affiliate, current						$ 22,114	1,353
Share Repurchase Program
General partnership interests												1,754,981
Minimum | Navios Midstream
Ownership percentage of Navios Holdings						20.00%
Navios Revolving Loans II | Navios Europe II
Revolving loan facility maximum borrowing capacity									$ 43,500
Line of Credit Facility, Increase		$ 14,000
Secured Credit Facility | Navios Logistics
Line of credit facility issuance date						Apr. 25, 2019
Maximum borrowing capacity						$ 50,000
Line Credit Facility Arrangement Fees						$ 500
Debt instrument maturity date						Dec. 31, 2024
Amount drawn down						$ 70,000
Line of Credit Facility, Increase						$ 20,000
Conversion of unpaid dividend of preferred stock to common stock			2,414,263
Dividends declared			$ 2,308
Secured Credit Facility | Navios Logistics | First year
Interest rate description						12.75%
Secured Credit Facility | Navios Logistics | Second year
Interest rate description						14.75%
Secured Credit Facility | Navios Logistics | If certain conditions are met
Interest rate description						10.00%
Secured Credit Facility | NSM
Face amount at issuance date						$ 141,795
Issuance date/Date of agreement						Aug. 29, 2019
Fixed interest rate						5.00%
Long-term debt term						5 years
Current portion of long-term debt						$ 47,000
Accrued interest						526	2,163
Repayment of loan payable to affiliate companies				$ 31,500	$ 18,500	13,420
Current portion of loans payable to affiliate companies						$ 10,328	22,552
Repayment frequency						quarterly
Outstanding balance						$ 78,375	128,375
Secured Credit Facility | NSM | Deferred principal payment | First or second year
Fixed interest rate						7.00%
Outstanding balance						$ 20,000
Secured Credit Facility | NSM | Deferred principal payment | Third year
Fixed interest rate						7.00%
Outstanding balance						$ 10,000
2022 Notes
Face amount at issuance date						$ 650,000
Issuance date/Date of agreement						Nov. 29, 2013
Debt instrument maturity date						Jan. 31, 2022
Fixed interest rate						7.375%
Extinguishment Of Debt Amount						$ 20,782	81,235	$ 35,661
2022 Notes | Secured Credit Facility | Navios Logistics
Extinguishment Of Debt Amount	$ 18,726
2022 Senior Secured Notes
Face amount at issuance date						$ 305,000
Issuance date/Date of agreement						Nov. 21, 2017
$50.0 million NSM Loan
Face amount at issuance date						$ 50,000
Issuance date/Date of agreement						Jun. 30, 2020
Credit facility outstanding amount						$ 50,326	0
Accrued interest						$ 326
$50.0 million NSM Loan | Secured Credit Facility
Issuance date/Date of agreement						Jun. 30, 2020
Maximum borrowing capacity						$ 50,000
Fixed interest rate						5.00%
Interest rate for deferred principal amounts						7.00%
Accrued interest						$ 326	0
Current portion of loans payable to affiliate companies						$ 16,226
Repayment frequency						quarterly
Outstanding balance						$ 50,000	0
Navios Europe I
Proceeds From Related Party Debt							13,420
Due from affiliate						0	$ 0
Ownership percentage of Navios Holdings							47.50%
Navios Europe I | Navios Revolving Loans I
Preferred Distribution Percentage							12.70%
Navios Europe II
Due from affiliate						$ 0	$ 20,712
Due from affiliate, current							13,154
Due from affiliate, non current							7,558
Ownership percentage of Navios Holdings				47.50%
Navios Europe II | Navios Revolving Loans II
Preferred Distribution Percentage				18.00%
Loan receivable from affiliate companies							$ 16,938